Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	92 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Without Sales Load [Member] | C000005433
Average Annual Return [Line Items]
Average Annual Return, Percent	23.73%	11.05%		11.93%
Without Sales Load [Member] | C000190557
Average Annual Return [Line Items]
Average Annual Return, Percent	23.95%	11.24%	13.27%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%		12.55%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%	13.79%
Russell Midcap Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.10%	11.47%		11.54%
Russell Midcap Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.10%	11.47%	13.09%